Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen
	2015	2016

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,424,471
Total	6,424,471	6,424,471
Less accumulated amortization
Customer relationships	(2,619,544)	(3,007,558)
Intangible assets subject to amortization—net	3,804,927	3,416,913

Intangible assets not subject to amortization:
Telephone rights	29,352	36,546
Trademark	107,000	96,000
Goodwill	6,169,609	6,169,609
Total	6,305,961	6,302,155

Total intangible assets	¥10,110,888	¥9,719,068

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2017	¥380,496
2018	365,460
2019	355,410
2020	346,223
2021	336,787

Schedule of Goodwill [Table Text Block]
	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2014
Goodwill	¥ 5,854,682	¥235,551	¥6,090,233
Accumulated impairment losses	(120,282)	–	(120,282)

	5,734,400	235,551	5,969,951

Acquisition	199,658	–	199,658

Impairment losses	–	–	–

Balance at March 31, 2015
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)

	5,934,058	235,551	6,169,609

Acquisition	–	–	–

Impairment losses	–	–	–

Balance at March 31, 2016
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	–	(120,282)
	¥5,934,058	¥235,551	¥6,169,609